Shareholder Fees {- Fidelity Managed Retirement Income Fund}	Aug. 03, 2022 USD ($)
07.31 Fidelity Managed Retirement Funds Retail Combo PRO-12 | Fidelity Managed Retirement Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none